American Conservative Values ETF

Schedule of InvestmentsApril 30, 2023 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
99.86%	COMMON STOCKS

4.11%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	387	$30,074
	Charter Communications, Inc.(A)	1,260	464,562
	Electronic Arts, Inc.	145	18,456
	Fox Corp. - Class A	1,739	57,839
	Fox Corp. - Class B	1,645	50,238
	Live Nation Entertainment, Inc.(A)	462	31,314
	News Corp. - Class A	2,510	44,201
	News Corp. - Class B	2,283	40,523
	Omnicom Group, Inc.	1,670	151,252
	Paramount Global	7,362	171,755
	Take-Two Interactive Software(A)	254	31,570
	The Interpublic Group of Cos, Inc.	3,667	131,022
	T-Mobile US, Inc.(A)	3,051	439,039
			1,661,845

11.63%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	104	13,055
	Aptiv PLC(A)	411	42,275
	AutoZone, Inc.(A)	2	5,327
	Bath & Body Works, Inc.	446	15,655
	Best Buy Co., Inc.	360	26,827
	Booking Holdings, Inc.(A)	158	424,437
	BorgWarner, Inc.	458	22,044
	Chipotle Mexican Grill, Inc.(A)	52	107,516
	DR Horton, Inc.	412	45,246
	Darden Restaurants, Inc.	209	31,753
	Dollar General Corp.	321	71,089
	Dollar Tree, Inc.(A)	119	18,291
	Domino’s Pizza, Inc.	52	16,508
	eBay, Inc.	853	39,605
	Etsy, Inc.(A)	619	62,538
	Expedia Group, Inc.	1,776	166,873
	Ford Motor Co.	6,370	75,676
	Garmin Ltd.	715	70,192
	Genuine Parts Co.	258	43,424
	Hasbro, Inc.	106	6,277
	Hilton Worldwide Holdings, Inc.	411	59,192
	The Home Depot, Inc.	3,887	1,168,199

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	Las Vegas Sands Corp.(A)	617	$39,395
	Lennar Corp.	306	34,520
	LKQ Corp.	306	17,665
	Marriott International, Inc./MD	979	165,784
	McDonald’s Corp.	1,167	345,140
	MGM Resorts International	1,285	57,722
	O’Reilly Automotive, Inc.(A)	104	95,400
	Pool Corp.	52	18,269
	PulteGroup, Inc.	157	10,543
	PVH Corp.	103	8,838
	Ralph Lauren Corp.	51	5,854
	Ross Stores, Inc.	516	55,073
	Royal Caribbean Cruises Ltd.(A)	258	16,881
	Tapestry, Inc.	310	12,651
	Target Corp.	762	120,206
	Tesla, Inc.(A)	5,114	840,281
	The TJX Cos, Inc.	1,886	148,655
	Tractor Supply Co.	157	37,429
	Ulta Beauty, Inc.(A)	52	28,674
	Under Armour, Inc. - Class A(A)	3,689	32,721
	Under Armour, Inc. - Class C(A)	4,184	33,639
	Wynn Resorts Ltd.(A)	152	17,371
	YUM! Brands, Inc.	165	23,196
			4,697,906

8.49%	CONSUMER STAPLES
	Altria Group, Inc.	2,410	114,499
	Archer-Daniels-Midland Co.	420	32,794
	Brown-Forman Corp.	317	20,634
	Church & Dwight Co., Inc.	258	25,057
	Colgate-Palmolive Co.	404	32,239
	Constellation Brands, Inc.	407	93,394
	Costco Wholesale Corp.	1,634	822,261
	The Estee Lauder Cos., Inc.	258	63,654
	General Mills, Inc.	618	54,773
	Kimberly-Clark Corp.	359	52,016
	The Kraft Heinz Co.	976	38,328
	Kroger Co.	359	17,458
	McCormick & Co., Inc./MD	206	18,097
	Mondelez International, Inc.	2,456	188,424
	Monster Beverage Corp.(A)	1,946	108,976
	PepsiCo, Inc.	3,158	602,831
	Philip Morris International, Inc.	1,742	174,148

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	Sysco Corp.	236	$18,111
	The Clorox Co.	45	7,453
	The Hershey Co.	156	42,597
	The Procter & Gamble Co.	5,304	829,440
	Tyson Foods, Inc.	409	25,558
	Walgreens Boots Alliance, Inc.	1,334	47,024
			3,429,765
4.76%	ENERGY
	Baker Hughes Co.	1,074	31,404
	Chevron Corp.	2,660	448,423
	ConocoPhillips	1,130	116,266
	EOG Resources, Inc.	564	67,381
	Exxon Mobil Corp.	6,727	796,073
	Halliburton Co.	1,021	33,438
	Hess Corp.	154	22,339
	Kinder Morgan, Inc.	2,356	40,405
	Marathon Petroleum Corp.	1,028	125,416
	Occidental Petroleum Corp.	1,029	63,314
	ONEOK, Inc.	458	29,958
	Pioneer Natural Resources Co.	103	22,408
	Schlumberger NV	1,943	95,887
	The Williams Cos., Inc.	971	29,382
			1,922,094

10.29%	FINANCIALS
	Aflac, Inc.	308	21,514
	The Allstate Corp.	135	15,628
	American International Group, Inc.	364	19,307
	Ameriprise Financial, Inc.	210	64,075
	Aon PLC	258	83,896
	Arthur J Gallagher & Co.	104	21,638
	Bank of New York Mellon Corp.	488	20,784
	Berkshire Hathaway, Inc. - Class B(A)	3,417	1,122,655
	Capital One Financial Corp.	518	50,401
	Cboe Global Markets, Inc.	106	14,808
	Chubb Ltd.	768	154,798
	Cincinnati Financial Corp.	209	22,246
	Citigroup, Inc.	3,771	177,501
	Citizens Financial Group, Inc.	869	26,887
	CME Group, Inc.	562	104,403
	Discover Financial Services	1,142	118,163
	Fifth Third BanCorp	1,435	37,597
	First Republic Bank/CA	309	1,085

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	Franklin Resources, Inc.	304	$8,172
	Hartford Financial Services Group	361	25,627
	Huntington Bancshares, Inc.	1,590	17,808
	Intercontinental Exchange, Inc.	870	94,769
	Invesco Ltd.	159	2,724
	KeyCorp	1,077	12,127
	Loews Corp.	248	14,277
	MarketAxess Holdings, Inc.	52	16,555
	Marsh & McLennan Cos., Inc.	664	119,646
	MetLife, Inc.	1,791	109,842
	Moody’s Corp.	302	94,562
	Morgan Stanley	3,118	280,526
	MSCI, Inc.	54	26,052
	Northern Trust Corp.	409	31,967
	PNC Financial Services Group	931	121,263
	Principal Financial Group, Inc.	207	15,461
	Prudential Financial, Inc.	210	18,270
	Raymond James Financial, Inc.	309	27,974
	Regions Financial Corp.	1,842	33,635
	Rocket Cos., Inc. (A)	3,769	33,582
	S&P Global, Inc.	700	253,806
	State Street Corp.	615	44,440
	Synchrony Financial	105	3,099
	T Rowe Price Group, Inc.	361	40,551
	The Charles Schwab Corp.	3,274	171,034
	The Travelers Cos., Inc.	111	20,107
	Truist Financial Corp.	2,456	80,016
	US Bancorp	2,946	100,989
	Wells Fargo & Co.	5,597	222,481
	Willis Towers Watson PLC	157	36,361
			4,155,109

14.59%	HEALTHCARE
	Abbott Laboratories	2,541	280,704
	AbbVie, Inc.	2,614	395,028
	Agilent Technologies, Inc.	258	34,941
	AmerisourceBergen Corp.	309	51,557
	Amgen, Inc.	1,282	307,347
	Becton Dickinson and Co.	361	95,416
	Biogen, Inc.(A)	72	21,905
	Boston Scientific Corp.(A)	1,893	98,663

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

	Security Description	Number of Shares	Fair Value
	Bristol-Myers Squibb Co.	3,478	$232,226
	Cardinal Health, Inc.	303	24,876
	Centene Corp. (A)	561	38,670
	Cigna Corp.	1,003	254,050
	The Cooper Cos., Inc.	52	19,835
	CVS Health Corp.	1,796	131,665
	Danaher Corp.	1,170	277,185
	Dexcom, Inc.(A)	416	50,477
	Edwards Lifesciences Corp.(A)	721	63,434
	Elevance Health, Inc.	899	421,316
	Eli Lilly and Co.	1,497	592,602
	Embecta Corp.(A)	68	1,887
	GE Healthcare Technologies (A)	475	38,637
	Gilead Sciences, Inc.	575	47,271
	HCA Healthcare, Inc.	151	43,387
	Hologic, Inc.(A)	154	13,246
	Humana, Inc.	356	188,854
	IDEXX Laboratories, Inc. (A)	54	26,577
	Illumina, Inc.(A)	206	42,345
	Incyte Corp.(A)	159	11,831
	Intuitive Surgical, Inc.(A)	474	142,778
	IQVIA Holdings, Inc.(A)	205	38,587
	Laboratory Corporation of America	104	23,578
	McKesson Corp.	258	93,974
	Medtronic PLC	1,873	170,349
	Merck & Co., Inc.	3,838	443,174
	Mettler-Toledo International, Inc.(A)	1	1,492
	Regeneron Pharmaceuticals, Inc.(A)	159	127,485
	ResMed, Inc.	105	25,301
	Stryker Corp.	461	138,139
	Thermo Fisher Scientific, Inc.	556	308,524
	Veeva Systems, Inc.(A)	96	17,192
	Vertex Pharmaceuticals, Inc.(A)	562	191,490
	Zimmer Biomet Holdings, Inc.	164	22,704
	Zoetis, Inc.	1,954	343,474
			5,894,171

8.04%	INDUSTRIALS
	3M Co.	399	42,382
	American Airlines Group, Inc.(A)	2,662	36,310
	AMETEK, Inc.	203	28,000

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

Security Description	Number of Shares	Fair Value
The Boeing Co.(A)	701	$144,953
Canadian Pacific Railway Ltd.	151	11,905
Carrier Global Corp.	564	23,586
Caterpillar, Inc.	768	168,038
CH Robinson Worldwide, Inc.	159	16,038
Cintas Corp.	104	47,400
Copart, Inc.(A)	610	48,221
CSX Corp.	3,068	94,004
Cummins, Inc.	258	60,640
Deere & Co.	410	154,988
Eaton Corp. PLC	565	94,423
Emerson Electric Co.	920	76,599
Equifax, Inc.	155	32,299
Expeditors International of Washington, Inc.	208	23,679
Fastenal Co.	771	41,511
FedEx Corp.	309	70,384
Fortive Corp.	363	22,902
General Dynamics Corp.	148	32,314
General Electric Co.	1,431	141,626
Honeywell International, Inc.	1,167	233,213
Illinois Tool Works, Inc.	309	74,759
Ingersoll Rand, Inc.	412	23,492
Jacobs Solutions, Inc.	152	17,550
JB Hunt Transport Services, Inc.	52	9,115
Johnson Controls International	1,336	79,946
L3Harris Technologies, Inc.	308	60,106
Lockheed Martin Corp.	355	164,880
Norfolk Southern Corp.	117	23,755
Northrop Grumman Corp.	207	95,483
Old Dominion Freight Line, Inc.	105	33,641
Otis Worldwide Corp.	304	25,931
PACCAR, Inc.	695	51,910
Parker-Hannifin Corp.	156	50,681
Quanta Services, Inc.	52	8,821
Raytheon Technologies Corp.	2,048	204,595
Republic Services, Inc.	157	22,705
Rockwell Automation, Inc.	52	14,737
Southwest Airlines Co.	1,026	31,078
Trane Technologies PLC	255	47,382
TransDigm Group, Inc.	52	39,780
Union Pacific Corp.	915	179,066

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

	Security Description	Number of Shares	Fair Value
	United Airlines Holdings, Inc.(A)	359	$15,724
	United Parcel Service, Inc.	912	163,987
	Westinghouse Air Brake Technologies Corp.	203	19,827
	Waste Management, Inc.	567	94,150
	WW Grainger, Inc.	52	36,170
	Xylem, Inc.	105	10,903
			3,245,588

13.59%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc. (A)	3,405	304,305
	Amphenol Corp.	816	61,584
	Analog Devices, Inc.	511	91,919
	Applied Materials, Inc.	1,652	186,726
	Arista Networks, Inc. (A)	1,632	261,381
	Broadcom, Inc.	509	318,889
	CDW Corp./DE	157	26,626
	Cisco Systems, Inc.	29,953	1,415,279
	Corning, Inc.	977	32,456
	Hewlett Packard Enterprise Co.	1,745	24,988
	HP, Inc.	2,391	71,037
	Intel Corp.	5,603	174,029
	Keysight Technologies, Inc.(A)	206	29,796
	KLA Corp.	157	60,687
	Lam Research Corp.	206	107,960
	Microchip Technology, Inc.	514	37,517
	Micron Technology, Inc.	1,828	117,650
	Motorola Solutions, Inc.	209	60,903
	NVIDIA Corp.	4,387	1,217,349
	QUALCOMM, Inc.	1,876	219,117
	Roper Technologies, Inc.	158	71,855
	Seagate Technology Holdings PL	250	14,693
	ServiceNow, Inc.(A)	372	170,904
	TE Connectivity Ltd.	516	63,143
	Texas Instruments, Inc.	1,570	262,504
	Zebra Technologies Corp.(A)	303	87,273
			5,490,567

2.67%	MATERIALS
	Air Products and Chemicals, Inc.	312	91,840
	Albemarle Corp.	52	9,644

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

	Security Description	Number of Shares	Fair Value
	Amcor PLC	2,307	$25,308
	Ball Corp.	514	27,335
	Celanese Corp.	53	5,631
	Corteva, Inc.	1,028	62,831
	Dow, Inc.	407	22,141
	DuPont de Nemours, Inc.	341	23,775
	Ecolab, Inc.	363	60,926
	FMC Corp.	53	6,550
	Freeport-McMoRan, Inc.	2,461	93,297
	International Flavors & Fragrances, Inc.	103	9,987
	International Paper Co.	719	23,806
	Linde PLC	868	320,683
	LyondellBasell Industries NV	305	28,856
	The Mosaic Co.	409	17,526
	Newmont Corp.	973	46,120
	Nucor Corp.	355	52,604
	Packaging Corp. of America	105	14,202
	PPG Industries, Inc.	309	43,340
	The Sherwin-Williams Co.	310	73,637
	Sylvamo Corp.	60	2,749
	Vulcan Materials Co.	52	9,106
	Westrock Co.	258	7,722
			1,079,615

2.06%	REAL ESTATE
	Alexandria Real Estate Equities	105	13,039
	American Tower Corp.	564	115,276
	AvalonBay Communities, Inc.	157	28,318
	CBRE Group, Inc.(A)	615	47,146
	Crown Castle International Corp.	567	69,792
	Digital Realty Trust, Inc.	360	35,694
	Equinix, Inc.	158	114,405
	Equity Residential	463	29,285
	Extra Space Storage, Inc.	53	8,058
	Host Hotels & Resorts, Inc.	608	9,831
	Mid-America Apartment Communities	53	8,151
	Prologis, Inc.	1,125	140,906
	Public Storage	257	75,771
	Realty Income Corp.	244	15,333
	SBA Communications Corp.	44	11,479
	Simon Property Group, Inc.	254	28,783

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

	Security Description	Number of Shares	Fair Value
	Ventas, Inc.	303	$14,559
	Welltower, Inc.	514	40,719
	Weyerhaeuser Co.	817	24,436
			830,983

17.41%	SOFTWARE & SERVICES
	Accenture PLC	1,375	385,399
	Adobe, Inc.(A)	1,578	595,790
	ANSYS, Inc.(A)	104	32,648
	Autodesk, Inc.(A)	559	108,888
	Automatic Data Processing, Inc.	720	158,400
	Broadridge Financial Solutions	156	22,684
	Cadence Design Systems, Inc.(A)	871	182,431
	Cognizant Technology Solutions	870	51,948
	Fidelity National Information	868	50,969
	Fiserv, Inc.(A)	772	94,277
	Fortinet, Inc.(A)	1,015	63,996
	Gartner, Inc.(A)	204	61,702
	Global Payments, Inc.	363	40,914
	International Business Machine	250	31,603
	Intuit, Inc.	564	250,388
	Mastercard, Inc.	2,838	1,078,525
	Microsoft Corp.	9,933	3,052,014
	Oracle Corp.	3,598	340,803
	Paychex, Inc.	514	56,468
	Paycom Software, Inc.(A)	52	15,099
	Synopsys, Inc.(A)	259	96,172
	Tyler Technologies, Inc.(A)	47	17,814
	VeriSign, Inc.(A)	1,091	241,984
			7,030,912

2.22%	UTILITIES
	The AES Corp.	303	7,169
	Ameren Corp.	40	3,559
	American Electric Power Co., Inc.	214	19,778
	American Water Works Co., Inc.	105	15,566
	CenterPoint Energy, Inc.	512	15,601
	Consolidated Edison, Inc.	50	4,924
	Constellation Energy Corp.	207	16,022
	Dominion Energy, Inc.	287	16,399
	DTE Energy Co.	210	23,606

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

	Security Description	Number of Shares	Fair Value
	Duke Energy Corp.	652	$64,470
	Edison International	401	29,514
	Eversource Energy	411	31,898
	Exelon Corp.	490	20,796
	FirstEnergy Corp.	669	26,626
	NextEra Energy, Inc.	4,703	360,391
	Public Service Enterprise Group	564	35,645
	Sempra Energy	117	18,192
	The Southern Co.	1,533	112,752
	WEC Energy Group, Inc.	312	30,005
	Xcel Energy, Inc.	616	43,065
			895,976

99.86%	TOTAL COMMON STOCKS		40,334,532

99.86%	TOTAL INVESTMENTS		40,334,532
0.14%	Other assets, net of liabilities		57,156
100.00%	NET ASSETS		$40,391,688

(A)Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

American Conservative Values ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$40,334,532	$—	$—	$40,334,532
Total Investments	$40,334,532	$—	$—	$40,334,532

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended April 30, 2023.

At April 30, 2023, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $39,034,660 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,085,729
Gross unrealized depreciation	(2,785,857)
Net unrealized appreciation	$1,299,872